EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
Supplement to Statement of Additional Information dated January 1, 2019

The following replaces the second paragraph and table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended August 31, 2018 and in the Eaton Vance family of funds as of December 31, 2017. The purpose of each Fund is to provide tax-exempt income to persons subject to taxation in a particular state. In most cases, a Fund’s portfolio manager is subject to such taxation and, as such, no manager owns shares of the Fund(s) he or she manages. In addition, in most cases, Fund shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Georgia Fund
Adam A. Weigold	None	$500,001 - $1,000,000
Maryland Fund
Craig R. Brandon	None	Over $1,000,000
Missouri Fund
Cynthia J. Clemson	None	Over $1,000,000
North Carolina Fund
Adam A. Weigold	None	$500,001 - $1,000,000
Oregon Fund
Adam A. Weigold	None	$500,001 - $1,000,000
South Carolina Fund
Adam A. Weigold	None	$500,001 - $1,000,000
Virginia Fund
Adam A. Weigold	None	$500,001 - $1,000,000

January 11, 2019